Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP: 58-1111076 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

AMERIS BANCORP
401(k) PROFIT SHARING PLAN

FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EMPLOYER IDENTIFICATION NUMBER 58-1456434, PLAN 002
DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
Parties-In-Interest	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment	Cost of Acquisition	Current Value

	INVESTMENTS
*	AMERIS BANCORP	Common Stock	**	$18,978,863
	AMERICAN CENTURY INVESTMENT MANAGEMENT - AMERICAN CENTURY MID-CAP VAL R6	Mutual Fund	**	1,319,897
	CAPITAL RESEARCH AND MGNT CO - AMERICAN FUNDS NEWPRSP R6 FND	Mutual Fund	**	4,208,580
	CAPITAL RESEARCH AND MGNT CO - AMERICAN FUNDS NEWWORLD R6	Mutual Fund	**	1,362,107
	JP MORGAN INVESTMENT MGMT INC JP MORGAN MID CAP GROWTH R6 FD	Mutual Fund	**	4,191,237
	JP MORGAN INVESTMENT MGMT INC JP MORGAN LARGE CAP GROWTH R6 FD	Mutual Fund	**	22,420,124
	MASSMUTUAL - MASSMUTUAL PREM IN-PRO & INC I	Mutual Fund	**	2,455,201
	MFS INVESTMENT MANAGEMENT - MFS INTERNATIONAL GROWTH R6 FUND	Mutual Fund	**	2,883,747
	PGIM INVESTMENTS, LLC - PGIM TOTAL RET BOND R6 FD	Mutual Fund	**	2,336,563
	PUTNAM INVESTMENTS - PUTNAM LARGE CAP VALUE R6 FUND	Mutual Fund	**	6,807,808
	VANGUARD GROUP - VANGUARD DEV MKTS INDEX ADM FD	Mutual Fund	**	4,392,187
	VANGUARD GROUP - VANGUARD MID CAP INDEX ADM FD	Mutual Fund	**	4,817,729
	VANGUARD GROUP - VANGUARD SM CAP INDEX ADM FUND	Mutual Fund	**	4,454,628
	VANGUARD GROUP - VANGUARD TTL BD MKT IDX ADM FD	Mutual Fund	**	2,905,953
	VANGUARD GROUP - VANGUARD 500 INDEX ADMIRAL FD	Mutual Fund	**	30,546,880
*	PRINCIPAL GUARANTEED OPTION	Investment Contract	**	13,917,631
*	MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2015 SEP ACCT	Pooled Separate Account	**	2,885,346
*	MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2020 SEP ACCT	Pooled Separate Account	**	8,361,411
*	MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2025 SEP ACCT	Pooled Separate Account	**	22,669,158
*	MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2030 SEP ACCT	Pooled Separate Account	**	32,572,742
*	MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2035 SEP ACCT	Pooled Separate Account	**	35,231,092
*	MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2040 SEP ACCT	Pooled Separate Account	**	31,038,280
*	MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2045 SEP ACCT	Pooled Separate Account	**	25,981,956
*	MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2050 SEP ACCT	Pooled Separate Account	**	15,036,430
*	MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2055 SEP ACCT	Pooled Separate Account	**	12,058,980
*	MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2060 SEP ACCT	Pooled Separate Account	**	7,484,997
*	MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2065 SEP ACCT	Pooled Separate Account	**	3,148,264
*	MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2070 SEP ACCT	Pooled Separate Account	**	835,774
*	MULTIPLE SUB-ADVISORS-PRINCIPAL SMCAP GROWTH I SEP ACCT	Pooled Separate Account	**	1,752,755
*	MULTIPLE SUB-ADVISORS-PRINCIPAL SMCAP VALUE II SEP ACCT	Pooled Separate Account	**	1,050,530
*	MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM STR INC SEP ACCT	Pooled Separate Account	**	2,547,727
				330,654,577
	LOANS
*	NOTES RECEIVABLE FROM PARTICIPANTS	4.25% to 9.50% at various maturities; participant account balances as collateral	—	6,089,031
	TOTAL ASSETS HELD FOR INVESTMENT			$336,743,608

	* Represents a party-in-interest

	** Cost information not included as all investments are participant directed